ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

ChinaEdu Corporation (the “Company”) was incorporated in the Cayman Islands on September 6, 1999.  The Company, its subsidiaries, and its variable interest entity (“VIE”) and VIE’s subsidiaries are collectively referred to hereinafter as the “Group”.  The Group principally operates online degree programs, which provide services to universities through joint venture contracts entered into by the Company’s subsidiaries, online tutoring programs, private primary and secondary schools and international and elite curriculum programs in the People’s Republic of China (the “PRC”).

A summary of the Company’s subsidiaries and its VIE and its VIE’s subsidiaries as of December 31, 2013 was as follows:

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Subsidiaries of the Company:
CMR Web-learning Co., Ltd. (“CMR Web”)	July 29, 1999	70%	PRC

Hongcheng Technology Development Co., Ltd. (“Hongcheng Technology”)	July 31, 2000	100%	PRC

Zhong Nongda Networks Development Co., Ltd. (“Zhongnongda Networks”)	October 30, 2001	55%	PRC

Beijing Hongcheng Liye Technology Co., Ltd. (“Hongcheng Liye”)	April 15, 2003	100%	PRC

Dalian Dongcai Technology Co., Ltd. (“Dongcai”)	June 4, 2003	70%	PRC

Beijing WITT Education Consultant Management Co., Ltd. (“WITT Education”)	July 4, 2003	100%	PRC

BJ-WITT EDU MAN. LTD. (“BJ-WITT”)	July 4, 2003	100%	BVI

Chongqing Chongda Yuanxing Co., Ltd. (“Chongda”)	December 24, 2003	51%	PRC

Beijing BCIT Science and Education Management Consulting Limited (“Beijing BCIT”)	January 13, 2005	100%	PRC

Beijing Gotop Education Co., Ltd. (“Gotop Hongcheng”)	December 26, 2005	100%	PRC

Beijing BCIT Science and Education Management Consulting Limited (“BJ-BCIT”)	February 10, 2006	100%	BVI

Beijing Distance Education Technology Co., Ltd. (“Yuancheng Education”)	March 31, 2006	100%	PRC

Tianjin Gaotuo Hongcheng Education Technology Co., Ltd. (“Tianjin Gaotuo Hongcheng”)	June 26, 2006	100%	PRC

Beijing Beiyuda Education Technology Co., Ltd. (“Beiyuda”)	September 26, 2006	51%	PRC

Beijing Mingdaoyuan Technology Co., Ltd. (“Beijing Mingdao”)	March 27, 2007	51%	PRC

Shanghai Shangcai Education Technology Co., Ltd. (“Shanghai Shangcai”)	April 18, 2008	51%	PRC

Dongcai Online Training Center (“Dongcai Online”)	July 10, 2008	70%	PRC

Beijing Zhonglin Technology Co., Ltd. (“Zhonglin”)	November 3, 2008	51%	PRC

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Fuzhou Haojiaoshi Distance Education Service Co., Ltd. (“Fuzhou Good Teacher”)	December 7, 2009	51%	PRC

Hongyuanboxue Technology Co., Ltd (“Hongyuanboxue”)	August 24, 2010	100%	PRC

Beijing Hongcheng Xueyuan Technology Co., Ltd. (“Hongcheng Xueyuan”)	October 31, 2010	100%	PRC

Nanning Hongcheng Xueyuan Technology Development Co., Ltd (“Nanning Hongcheng Xueyuan ”)	October 31, 2010	51%	PRC

Hangzhou Hongcheng Education Training Service Co., Ltd (“Hangzhou Hongcheng Xueyuan”)	October 31, 2010	60%	PRC

Beijing Haidian District New Door Trainning School (“Haidian Trainning School ”)	April 7, 2011	55%	PRC

Zhejiang Hongcheng Education Technology Co., Ltd. (“Zhejiang Hongcheng”)	June 30, 2011	51%	PRC

HongKong Hongcheng Online Education Technology Co., Ltd (“Hongcheng Online”)	April 12, 2013	100%	HongKong

Chongqing Fahong Technology Development Co., Ltd. (“Chongqing Fahong ”)	Feburary 7, 2013	100%	PRC

VIE of the Company:
Beijing Hongcheng Education Technology Co., Ltd. (“Hongcheng Education”)	March 7, 2005	N/A	PRC

Subsidiaries of VIE:
Beijing Gotop Electronic Science Co., Ltd. (“Gotop Electronic”) (1)	November 29, 1995	N/A	PRC

Xiandai Xingye Network Technology Co., Ltd. (“Xiandai Technology”) (1)	November 7, 2000	N/A	PRC

Pingdingshan Wellent Bilingual School (“Pingdingshan”) (1)	September 3, 2002	N/A	PRC

Anqing Foreign Language Middle School (“Anqing Foreign Language”) (1)	August 2, 2004	N/A	PRC

Jingzhou Tianchang Investment Co., Ltd. (“Tianchang”) (2)	September 6, 2005	N/A	PRC

Jingzhou Middle School South Campus (“South Campus”) (3)	December 28, 2005	N/A	PRC

Beijing Hongcheng YoYo Technology Co., Ltd. (“Hongcheng YoYo”) (1)	November 3, 2009	N/A	PRC

Anqing Daguan Hongcheng Anwai Training Centre (“Anqing Daguan”) (1)	April 15, 2010	N/A	PRC

Pingdingshan Hongcheng Education Training Centre (“Pingdingshan Training Centre”) (1)	August 11, 2010	N/A	PRC

Beijing Xicheng District Hongcheng Training School (“Xicheng Training School”) (1)	January 6, 2011	N/A	PRC

(1)                                 Wholly owned subsidiary of Hongcheng Education (VIE of the Company)

(2)                                 72.5% of its equity is owned by Hongcheng Education (VIE of the Company)

(3)                                 54% of its equity is owned by Hongcheng Education (VIE of the Company)

On June 16, 2012, the Group sold one of its subsidiaries, Guangzhou Hongcheng Huixing Education Technology Co., Ltd. (“Guangzhou Hongcheng”) to Guangzhou Hongcheng’s noncontrolling shareholder for cash of RMB4,000. The carriyng amounts of net assets disposed of were RMB3,123.

On September 28, 2012, the Group sold one of its subsidiaries, Guangxi Hongcheng Times Technology Development Co., Ltd. (“Guangxi Hongcheng”), to Guangxi Hongcheng’s noncontrolling shareholder for cash of RMB1,020. The carrying amounts of net assets disposed of were RMB126.

On September 25, 2012, the Group sold one of its subsidiaries, Beijing Xuezhi Times Education Science Co., Ltd. (“Beijing Xuezhi”) to a third party for cash of RMB6. The carrying amounts of net liabilities disposed of were RMB420.

These subsidiaries disposed of in 2012 had no material business operations since their respective inceptions and accordingly were not separately reported as discontinued operation. Total gain resulted from these disposals was RMB2,197.

The VIE arrangements

PRC regulations currently limit foreign ownership of entities providing internet content and engaging in primary and junior high school education. To comply with PRC laws and regulations, the Group provides online tutoring programs and primary and secondary schools in the PRC through its VIE and its VIE’s subsidiaries.

The Group established Hongcheng Education, the VIE, through a series of contractual arrangements with designated equity owners who are PRC citizens and legally own the VIE. To provide the Group the power to control and the ability to receive substantially all of the expected residual returns of the VIE and its subsidiaries, the Group entered into a series of contractual arrangements described below with the VIE, and its nominee shareholders in 2005.

•                                          Agreements that transfer economic benefits to Hongcheng Technology

Exclusive Technical Consulting and Services Agreement

Pursuant to the exclusive technology consulting and service agreements between Hongcheng Technology and the VIE, the Group has the exclusive right to provide to the VIE technology consulting and services related to courseware and product development services, website design services, maintenance and security services, employee training services and any other services that may be agreed upon by the parties. As a consideration for these services, the Group charges VIE a service fee, which represents substantially all of its net income. The service fee amounts are determined at Hongcheng Technology’s sole discretion. The terms of the exclusive technical consulting and services agreement are ten years unless Hongcheng Technology sends a notice of termination in writing prior to the expiration, the agreement shall automatically be renewed for an additional term of ten years.

Equity Pledge Agreements

Pursuant to the Equity Pledge Agreements between Hongcheng Technology and nominee shareholders of VIE, the nominee shareholders of VIE pledged all of their equity interests in VIE to Hongcheng Technology to guarantee VIE’s performance of its obligations under the Exclusive Technical Consulting and Services agreement. If the VIE breaches its contractual obligations under that agreement, Hongcheng Technology, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of VIE agree that, without prior written consent of Hongcheng Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Hongcheng Technology’s interest.

Loan Agreements

The Group provided an interest-free loan of RMB54,200 to the nominee shareholders to fund the registered capital requirements of VIE. Proceeds from the loans are to be used solely for the investments in VIE. The loans can only be repaid by a transfer of the equity ownership interest in VIE to the Group. The term of the loan is 20 years and may be extended with the consent of the Company and the nominee shareholders. To the extent permitted under PRC Law, the loan may be repaid only by the transfer by the nominee shareholders of their equity interests in the VIE to the Company or its designee.

•                                          Agreements that provide Hongcheng Technology effective control over VIE

Powers of Attorney

Pursuant to the power of attorney, the nominee shareholders of VIE each executed an irrevocable power of attorney assigning Hongcheng Technology or any person designated by Hongcheng Technology as their attorney-in-fact and take all actions on their behalf on all matters of the VIE requiring shareholders’ approval under PRC laws and regulations and the Article of Association of VIE.

The Articles of Association of VIE states that the major rights of the shareholders include the power to review and approve the annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Hongcheng Technology has the ability to exercise effective control over VIE through shareholder votes and, through such votes, to also control the composition of the board of directors and thus appoint the senior management of VIE. The power of attorneys will remain effective for as long as the nominee shareholders are shareholders of VIE.

•                                          Agreements that provide Hongcheng Technology effective control over VIE

Shareholder Voting Rights Entrustment Agreements

In connection with the loan agreements described above, Hongcheng Technology entered into shareholder voting rights entrustment agreements with the nominee shareholders. Pursuant to these agreements, the nominee shareholders irrevocably entrusted Hongcheng Technology with the right to act as their proxy and vote for all of their shares in VIE. The agreement will remain effective as long as the nominee shareholders remain shareholders of Hongcheng Education.

Call Option Agreements

Pursuant to the Call Option Agreements, Hongcheng Technology has the exclusive and irrevocable right to purchase or designate another party to purchase from the nominee shareholders the equity interests in VIE at the lowest price permitted by the PRC law when and to the extent that applicable PRC law permits Hongcheng Technology to own all or part of such equity interest in VIE. The agreement shall terminate after all the equity subject to the Call Option Agreement has been transferred to Hongcheng Technology and/or any other entity or individual designated by Hongcheng Technology in accordance with the provisions contained herein. Through the exclusive Call Option Agreements, each of VIE’s nominee shareholders irrevocably granted Hongcheng Technology an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities to acquire the nominee shareholder’s equity interests in VIE, which constitutes a substantive kick-out right that is exercisable and enforceable under current PRC laws and regulations. This kick-out right reinforces Hongcheng Technology’s ability to direct the activities that most significantly impact VIE’s economic performance.

As a result of these contractual arrangements, Hongcheng Technology has (1) the power to direct the activities of VIE that most significantly impact VIE’s economic performance and (2) the right to receive economic benefits from VIE, and accordingly, the Group has consolidated the financial results of VIE and its subsidiaries in the consolidated financial statements for all the periods presented.

In concluding that the Hongcheng Technology is the primary beneficiary of VIE, the Group believes that the powers of attorney and the Shareholder Voting Rights Entrustment Agreements are valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through Hongcheng Technology, to vote on all matters requiring shareholder approval for VIE. In addition, the Group believes that the exclusive call option agreements provides the Company, through Hongcheng Technology, with a substantive kick-out right. More specifically, the terms of the exclusive call option agreements are exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC laws to exercise such call option does not represent a financial barrier or disincentive for the Company, through Hongcheng Technology, to exercise such call option. Hongcheng Technology’s rights under the powers of attorney, shareholder voting rights entrustment agreements and the exclusive call option agreements provide the Group with control over the shareholders of VIE and thus provide the Group with the power to direct the activities that most significantly impact VIE’s economic performance.

Risks in relation to the VIE structure

The Group believes that Hongcheng Technology’s contractual arrangements with the VIE are in compliance with existing PRC law and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations currently in effect.  However, substantial uncertainties exist regarding the interpretation of current and future PRC laws and regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

•                                          revoke the business and operating licenses of our PRC subsidiaries or VIE;

•                                          restrict the rights to collect revenues from any of our PRC subsidiaries;

•                                          discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIE;

•                                          require our PRC subsidiaries or VIE to restructure the relevant ownership structure or operations;

•                                          take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or

•                                          impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE.

The Group’s ability to control the VIE depends on the power of attorney that enable Hongcheng Technology to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes this power of attorney is valid, binding and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

The nominee shareholders of the VIE are also beneficial owners of the Company. Their interests as shareholders of VIE may differ from the interests of the Group as a whole. The Group cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Group or that conflicts of interests will be resolved in the Group’s favor. Currently, the Group does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as shareholders of VIE, on the one hand, and as shareholders of the Company, on the other hand. The Group believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the exclusive call option arrangements provide the Group with a mechanism to remove them as shareholders of VIE should they act to the detriment of the Group. If any conflict of interest or dispute between the Group and the shareholders of VIE arises and the Group is unable to resolve it, the Group would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Group’s online tutoring programs and private primary and secondary schools are directly operated by the VIE and its subsidiaries. The Group has consolidated the net revenues of the VIE and its subsidiaries in its consolidated financial statements in accordance with US GAAP. For the years ended December 31, 2011, 2012 and 2013, RMB95,880, RMB108,751 and RMB102,931, or 22%, 22% and 19%, respectively, of the Group’s total net revenues were attributable to the VIE and its subsidiaries. As of December 31, 2012 and 2013, the VIE and its subsidiaries accounted for an aggregate of 21% and 17%, respectively, of the Group’s consolidated total assets, and 17% and 26%, respectively, of the Group’s consolidated total liabilities.

The financial information of the VIE and VIE’s subsidiaries, before intercompany balance elimination,  as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 were as follows:

	As of December 31,
	2012	2013
	RMB	RMB

Cash and cash equivalents	36,772	21,682
Accounts receivable	9,313	1,342
Prepaid expenses and other current assets	6,714	4,319
Total current assets	67,023	47,640
Property and equipment, net	152,756	145,726
Land use rights, net	26,049	25,441
Total assets	255,170	224,380
Total liabilities	206,098	175,525

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue	95,880	108,751	102,931
Net (loss) income	(6,131)	(2,247)	4,415

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Net cash provided by operating activities	16,487	20,339	(9,488)
Net cash used in investing activities	(19,656)	(947)	(5,602)
Net cash used in financing activities	(1,479)	—	—

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.